Basis of preparation of interim financial statements (Policies)	6 Months Ended
Jun. 30, 2023
Basis Of Preparation Of Interim Financial Statements
New and amended standards

a) New and amended standards

In June 2023, the International Sustainability Standards Board (“ISSB”) issued IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information and IFRS S2 Climate-related Disclosures, which provide requirements for disclosures on sustainability-related risks and opportunities and climate-related specific disclosures, respectively. The Company is currently assessing the potential impacts arising from these standards, which are both effective for annual reporting periods beginning on or after 1 January 2024.

Certain other new accounting standards, amendments and interpretations have been published that are not mandatory for December 31, 2023 reporting periods or have not materially impacted these interim financial statements. The Company did not early adopt any of these standards and does not expect them to have a material impact in future reporting periods.

Functional currency and presentation currency

b) Functional currency and presentation currency

The interim financial information of the Parent Company and its associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (“functional currency”), in the case of the Parent Company it is the Brazilian real (“R$”). For presentation purposes, these interim financial statements are presented in United States dollars (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The main exchange rates used by the Company to translate its foreign operations are as follows:

			Average rate
	Closing rate		Three-month period ended June 30,		Six-month period ended June 30,
	June 30, 2023	December 31, 2022	2023	2022	2023	2022
US Dollar ("US$")	4.8192	5.2177	4.9485	4.9265	5.0744	5.0783
Canadian dollar ("CAD")	3.6421	3.8550	3.6860	3.8573	3.7654	3.9937
Euro ("EUR")	5.2626	5.5694	5.3867	5.2409	5.4831	5.5568